Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Details) $ in Thousands	Dec. 29, 2024 USD ($)
Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease [Abstract]
Finance Leases, 2025	$ 2,285
Operating Leases, 2025	1,687
Finance Leases, 2026	1,749
Operating Leases, 2026	1,605
Finance Leases, 2027	247
Operating Leases, 2027	801
Finance Leases, Total undiscounted liabilities	4,281
Operating Leases, Total undiscounted liabilities	4,093
Finance Leases, Less: imputed interest	(352)
Operating Leases, Less: imputed interest	(413)
Finance Leases, Total lease liabilities	3,929
Operating Leases, Total lease liabilities	$ 3,680